Post employment benefits - Actuarial assumptions (Details) € in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€) age	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)
Post employment benefits
Total net cost/(credit) included within staff costs	€ 51	€ 34	€ 37
Defined Benefit Pension Plan
Post employment benefits
Rate of inflation (as a percent)	2.80%	2.90%	3.00%
Rate of increase in salaries (as a percent)	3.10%	3.00%	3.00%
Discount rate (as a percent)	5.10%	4.50%	4.50%
Number of years pension will be available for male pensioner	22 years 6 months	22 years 7 months 6 days
Number of years pension will be available for female pensioner	24 years 3 months 18 days	24 years 3 months 18 days
Current retirement age for pensioner	65 years
Number of years pension will be available for male non-pensioner	23 years 6 months	23 years 7 months 6 days
Number of years pension will be available for female non-pensioner	25 years 4 months 24 days	25 years 4 months 24 days
Retirement age for availing pension by non-pensioner | age	65
Current eligible age for availing pension by non-pensioner | age	40
Current service cost	€ 36	€ 42	€ 44
Net past service credit	15	0	0
Net interest (income) included within staff costs	0	(8)	(7)
Total net cost/(credit) included within staff costs	51	34	37
Total net cost included within profit and loss	47	34	37
Actuarial losses/(gains) recognised in the SOCI	12	77	213
Net interest (income) included in financing costs	€ (4)	€ 0	€ 0